6. LOAN PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
LOAN PAYABLE

On December 8, 2010 the Company entered into a five year loan agreement with the principal loan amount of $15,828. The loan carries an interest rate of 6.94%, and is secured by an automobile.  The remaining balance of $3,981 fully matures during the year ending December 31, 2014.